XAUt (Tables)	12 Months Ended
Dec. 31, 2025
XAUt [Abstract]
Schedule of XAUt
(in USD)	December 31, 2024	December 31, 2025

Host contract	—	67,262,570
Embedded derivative	—	5,214,267
Total carrying amount of XAUt	—	72,476,837